CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIENCY) - USD ($) $ in Thousands	Common Shares	Contributed Surplus	Deficit	AOCL	Non-Controlling Interest	Total
Balance at Feb. 28, 2015	$ 220,952	$ 8,388	$ (175,921)	$ (9,618)	$ 967	$ 44,768
Balance, shares at Feb. 28, 2015	3,011,632
Stock-based compensation		988				988
Exercise of restricted share units	$ 133	(133)
Exercise of restricted share units (in shares)	2,400
Share issuance - ESPP	$ 43	(8)				35
Share issuance - ESPP (in shares)	6,037
Net income (loss)			(42,304)		740	(41,564)
Balance at Feb. 29, 2016	$ 221,128	9,235	(218,225)	(9,618)	1,707	4,227
Balance, shares at Feb. 29, 2016	3,020,069
Stock-based compensation		750				750
Share issuance	$ 4,232					4,232
Share issuance (in shares)	2,423,878
Exercise of pre-funded warrants, shares	30,164
Exercise of warrants	$ 4,562					4,562
Exercise of warrants, shares	1,811,578
Exercise of stock options	$ 69	(26)				$ 43
Exercise of stock options, shares	18,220					18,220
Share issuance - ESPP	$ 4					$ 4
Share issuance - ESPP (in shares)	1,310					1,051
Fair value of warrants to Comerica		544				$ 544
Dividend paid to non-controlling interest in DW-HFCL					(1,105)	(1,105)
Net income (loss)			(15,888)		191	(15,697)
Balance at Feb. 28, 2017	$ 229,995	$ 10,503	$ (234,113)	$ (9,618)	$ 793	$ (2,440)
Balance, shares at Feb. 28, 2017	7,305,219